Employee benefits - Defined benefit costs recognized in profit or loss (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits [Abstract]
Service costs	SFr 348,172	SFr 319,173	SFr 261,778
Net interest expense	12,994	14,922	14,873
Administration expense	17,422	8,710	5,866
Total defined costs for the year recognized in profit or loss	SFr 378,588	SFr 342,805	SFr 282,517